Schedule of Investments (unaudited) January 31, 2020	iShares® U.S. Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 0.8%
OGE Energy Corp.	91,805	$4,209,259

Energy Equipment & Services — 9.6%
Apergy Corp.(a)	35,486	917,668
Baker Hughes Co.	298,035	6,455,438
Core Laboratories NV	20,329	714,158
Halliburton Co.	402,569	8,780,030
Helmerich & Payne Inc.	49,735	2,016,754
National Oilwell Varco Inc.	176,948	3,646,898
Patterson-UTI Energy Inc.	89,551	711,035
Schlumberger Ltd.	634,898	21,275,432
TechnipFMC PLC	192,729	3,181,956
Transocean Ltd.(a)(b)	263,592	1,201,980

		48,901,349

Oil, Gas & Consumable Fuels — 89.0%
Apache Corp.	172,453	4,732,110
Cabot Oil & Gas Corp.	187,077	2,635,915
Cheniere Energy Inc.(a)(b)	106,317	6,298,219
Chesapeake Energy Corp.(a)(b)	539,268	275,997
Chevron Corp.	867,176	92,909,237
Cimarex Energy Co.	46,693	2,049,356
Concho Resources Inc.	92,192	6,986,310
ConocoPhillips	503,218	29,906,246
Continental Resources Inc./OK	39,180	1,066,480
CVR Energy Inc.	13,365	462,563
Delek U.S. Holdings Inc.	34,170	938,308
Devon Energy Corp.	177,481	3,854,887
Diamondback Energy Inc.	73,904	5,498,458
EOG Resources Inc.	266,805	19,452,752
EQT Corp.	117,632	711,674
Equitrans Midstream Corp.	93,504	904,184
Exxon Mobil Corp.	1,940,433	120,539,698
Hess Corp.	118,779	6,719,328
HollyFrontier Corp.	68,095	3,058,827
Kinder Morgan Inc./DE	893,316	18,643,505
Marathon Oil Corp.	366,855	4,171,141
Marathon Petroleum Corp.	297,785	16,229,282
Matador Resources Co.(a)(b)	50,255	737,241
Murphy Oil Corp.	68,504	1,435,844
Noble Energy Inc.	219,351	4,336,569

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	409,687	$16,272,768
ONEOK Inc.	189,446	14,183,822
Ovintiv Inc.	119,477	1,867,429
Parsley Energy Inc., Class A	141,638	2,356,856
PBF Energy Inc., Class A	46,689	1,274,610
Phillips 66	203,789	18,620,201
Pioneer Natural Resources Co.	75,969	10,255,815
Targa Resources Corp.	106,757	3,896,630
Valero Energy Corp.	188,330	15,878,102
Williams Companies Inc. (The)	555,858	11,500,702
World Fuel Services Corp.	29,962	1,172,113
WPX Energy Inc.(a)(b)	191,121	2,283,896

		454,117,075

Semiconductors & Semiconductor Equipment — 0.4%
First Solar Inc.(a)(b)	34,805	1,725,632

Total Common Stocks — 99.8% (Cost: $820,583,233)		508,953,315

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	3,140,043	3,141,927
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	715,000	715,000

		3,856,927

Total Short-Term Investments — 0.7% (Cost: $3,855,884)		3,856,927

Total Investments in Securities — 100.5% (Cost: $824,439,117)		512,810,242

Other Assets, Less Liabilities — (0.5)%		(2,689,596)

Net Assets — 100.0%		$510,120,646

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,590,950	(13,450,907)	3,140,043	$3,141,927	$23,998	(b)	$285		$(426)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,575,157	(860,157)	715,000	715,000	16,485		—		—

				$3,856,927	$40,483		$285		$(426)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Energy ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Energy Index	20	03/20/20	$1,104	$(69,495)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$508,953,315	$—	$—	$508,953,315
Money Market Funds	3,856,927	—	—	3,856,927

	$512,810,242	$—	$—	$512,810,242

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(69,495)	$—	$—	$(69,495)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2